Investments in Affiliates	12 Months Ended
Dec. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
Investments in Affiliates
(7)	Investments in Affiliates

As of December 31, 2018, the Group’s investments accounted for under the equity method totaled RMB587,517 (as of December 31, 2017: RMB404,783), which mainly included the investment in CNFinance Holdings Limited, (“CNFinance”, parent company of formerly known as Sincere Fame International Limited after reorganization in March 2018), amounting to RMB576,048, the investment in Puyi Inc. (“Puyi”) amounting to RMB11,350 and investment in Teamhead Automobile Surveyors Co., Ltd. (“Teamhead Automobile”) amounting to RMB119. The increase primarily due to the rapid growth generated by CNfinance.

Investment in CNFinance

In March 2018, in connection with the reorganization of Sincere Fame International Limited (“Sincere Fame”), the shareholders of Sincere Fame transferred all of their equity interests in Sincere Fame in exchange for the ordinary shares of CNFinance. As a result, CNFinance became the parent company of Sincere Fame and the Company owned 20.6% equity interests in CNFinance. The Company’s equity interest of CNFinance was diluted from 20.6% to 18.5% after CNFinance’s listing in New York Stock Exchange “NYSE” (symbol: CNF) on November 7, 2018. CNFinance is a leading home equity loan service provider incorporated in the Cayman Islands and based in Guangzhou, PRC. Investment in CNFinance is accounted for using the equity method as the Group has significant influence by the right to nominate one board members out of seven as its third largest shareholder of CNFinance. As of December 31, 2018, the market value of the Group’s investment in CNFinance was approximately RMB479,605 based on its quoted closing price. The length of time that the fair value of investment in CNFinance being below its carrying value is a short period since CNFinance was listed on November 7, 2018,  CNFinance’s current financial performance is positive, the Group intends and has the ability to retain its investment in CNFinance for a period of time sufficient to allow for any anticipated recovery in market value. Hence, the management considered the investment in CNFinance as at December 31, 2018 is considered as not other than temporary and no impairment has been recognised during the year ended December 31, 2018.

Investment in Puyi

In November 2010, through the Group’s wholly-owned subsidiary Fanhua Fanlian Investment Co., Ltd., or Fanlian, the Group invested RMB10,028 in Fanhua Puyi Investment Management Co., Ltd., or Puyi Investment for 19.5% equity interests in Puyi Investment. In March 2013, Puyi Investment was renamed as Fanhua Puyi Fund Sales Co. Ltd., or Puyi Sales after obtaining a license to distribute fund products.

In November 2016, equity interests in Puyi Sales were diluted from 19.5% to 15.4% as a result of the injection of additional registered capital into Fanhua Puyi by Chengdu Puyi Bohui Information Technology Co., Ltd., or Puyi Bohui which holds the remaining equity interests of Puyi Sales.

The Group accounted the initial investment under the cost method before August 2018. In August of 2018, Puyi Inc. or Puyi, an exempted company incorporated under the laws of the Cayman Islands, which is also the ultimate holding company of Puyi Sales and Puyi Bohui, has started its process of an initial public offering (“IPO”) in the U.S. capital market. For the IPO purpose, Puyi and its subsidiaries have conducted certain equity reorganization transactions with the Group. As part of Puyi Inc’s reorganization, in September 2018, the Group transferred its shares in Puyi Sales to Puyi Bohui with the carrying amount of RMB10,028 in exchange for 4,033,600 Ordinary Shares of Puyi (“Puyi’s shares”), representing 4.8% of Puyi’s equity interest. No gain or loss on above transactions was recognized by the Group as management considered that the substance of this transaction is an exchange of shares as part of Puyi Inc’s reorganization, and the fair value of Puyi’s share is equivalent to the fair value of the Group’s original equity interests on Fanhua Puyi given up. Puyi was subsequently listed on Nasdaq on March 29, 2019, and the Group’s equity was then diluted to 4.5% after its IPO. Puyi provides wealth management, corporate finance and asset management services in China. Since September 5, 2018, investment in Puyi has been accounted for using the equity method as the Group has obtained significant influence through the right to nominate one out of five board directors of Puyi.

Investment in Teamhead Automobile

The Group holds 40% equity interest in Shanghai Teamhead Automobile through one of the Group’s claim adjusting subsidiaries; the affiliate is a PRC registered company that provides insurance surveyor and loss adjustors services.

During the years ended December 31, 2016, 2017 and 2018, the Group recognized its share of income of affiliates in the amount of RMB48,293, RMB108,944 and RMB174,468 respectively. During the years ended December 31, 2016, 2017 and 2018, the Group recognized its share of other comprehensive loss of affiliates in the amount of RMB37,911, other comprehensive income of RMB1,263, and other comprehensive loss of RMB1,763, and respectively.

Investments as of December 31, 2017 and 2018 were as follows:

	As of December 31,
	2017	2018
	RMB	RMB
Teamhead Automobile	160	119
Puyi	—	11,350
CNFinance	404,623	576,048
Total	404,783	587,517

The summarized financial information of equity method investees is illustrated as below:

	As of December 31,
	2017	2018
	RMB	RMB
Statements of Financial Position
Current assets	1,745,693	4,413,558
Non-current assets	16,460,862	15,216,534
Current liabilities	13,022,143	16,338,523
Non-current liabilities	3,355,068	1,306

	Year Ended December 31,
	2016	2017	2018
Results of operation	RMB	RMB	RMB
Net revenues	1,347,800	3,424,351	4,419,070
Gross profit	899,946	2,008,070	2,461,628
Income from operations	287,975	804,163	1,210,690
Net profit	235,366	529,524	907,724